EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

NOTE 32 — EVENTS AFTER THE REPORTING PERIOD

Convertible Debt Obligations

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, convertible debt obligations consisting of $229,237 of principal and accrued interest were converted into 38,206 shares of Genius Group Ltd pursuant to conversion offers extended by the Company.

Shares Issued for Cash

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, GeniusU Ltd sold an aggregate non-controlling interest of 0.61% of GeniusU Ltd for gross proceeds of $1,528,000 and incurred aggregate issuance costs of $30,560.

Initial Public Offering

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, Genius Group consummated its initial public offering on the NYSE American (ticker: GNS) as of April 14, 2022 with the issuance of 3,272,727 ordinary shares at an IPO price of $6 per share. The Group also changed underwriters from ThinkEquity LLC to Boustead LLC.

Business Combinations

Subsequent to December 31, 2021 and prior to the issuance of these financial statements, On April 21, 2022, Genius Group Limited, a Singapore public limited company (“Genius Group”), announced that it completed a series of business combinations with Education Angels in Home Childcare Limited (“Education Angels”), Property Investors Network Ltd and Mastermind Principles Limited (“PIN” and collectively the “IPO Acquisitions”). The Company is also in the process of trying to close two additional acquisitions: University of Antelope Valley and E-Square. In relation to the completed business combinations, the Company intends to obtain an independent valuation of the purchase price allocation for each acquisition. As of the date of the issuance of these financial statements this valuation is not yet available. As such, the disclosures required by IFRS 3 paragraph B64 are not included in these financial statements. Such disclosures are expected to be included in the next financial statements issued by the Company.

The detailed terms of each acquisition is stated below.

Education Angels

Education Angels delivers home educators and childcare for 0-5 year old’s with creative thinking and play modules.

➢

The Share Purchase Agreement was signed on October 22, 2020 between Genius Group and the owners of Education Angels, David Raymond Hitchins and Angela Stead, for the purchase of 100% of the shares in Education Angels.

➢

The purchase price was NZ$3 million (approximately US$2 million) calculated as 2x the annual revenue in 2019 or 2020 (whichever is higher) of Education Angels, with a minimum purchase price of NZ$3 million (approximately US$2 million).

➢	The payment was 100% in shares of Genius Group.
➢

The share purchase included all rights, title, interest and benefits appertaining to the company, including all contracts, intellectual property, goodwill and ongoing operations, all assets and liabilities on the balance sheet as of the date of the acquisition, less any director’s loans or shareholder’s loans.

➢	The sellers agreed not to sell any shares in Genius Group for at least 6 months from closing in the case of David Hitchins and 12 months in the case of Angie Stead.
➢	Both parties have provided various representations, warranties and indemnifications as part of the agreement.
➢	An extending letter was signed on September 30, 2021 to extend the terms of the agreement to December 31, 2021.
➢	An extending letter was signed on December 17, 2021 to extend the terms of the agreement to March 31, 2022.
➢	An extending letter was signed on March 24, 2022 to extend the terms of the agreement to June 30, 2022.

The acquisition of Education Angels was completed on April 30, 2022.

Property Investors Network

PIN is a UK-based property networking organization.

➢

The Share Purchase Agreement was signed on November 30, 2020, between Genius Group and the owner of PIN, Simon Zutshi on behalf of Property Mastermind International Pte Ltd (MPL), for the purchase of 100% of the shares in Property Investors Network Ltd and Mastermind Principles Ltd.

➢	The purchase price was GBP 3.6 million (Approximately $4.7 million) calculated as 1x the annual revenue in 2019 or 2020 (whichever was higher) of the two companies in the agreement.
➢	The payment was 10% in cash and 90% in Genius Group ordinary shares, with the shares paid on closing and the cash paid within 7 days of closing.
➢

The share purchase included all rights, title, interest and benefits appertaining to the company, including all contracts, intellectual property, goodwill and ongoing operations, all assets and liabilities on the balance sheet as of the date of the acquisition, less any director’s loans or shareholder’s loans.

➢

The parties agreed to clear all director’s loans and shareholder’s loans from the balance sheets of the two companies first by Genius Group paying £1.5 million (US$2.0 million) to MPL on behalf of the seller in order to pay off part of the outstanding loans, and second by the seller repaying any remaining unpaid loans within three years of the closing date.

➢	Both parties provided various representations, warranties and indemnifications as part of the agreement.
➢	An extending letter was signed on September 30, 2021 to extend the terms of the agreement to December 31, 2021.
➢	An extending letter was signed on December 17, 2021 to extend the terms of the agreement to March 31, 2022.
➢	An extending letter was signed on March 24, 2022 to extend the terms of the agreement to June 30, 2022.
➢	An amendment was signed on April 30, 2022, to reflect a change in the terms of the purchase price consideration to 2x revenue or 10x EBITDA.

The acquisition of Property Investors Network was completed on April 30, 2022.

E-Square

E-Square is a full campus with primary, secondary and college education for students in entrepreneurship. The terms of the acquisition were amended on April 19, 2022 to reflect that the closing is conditioned upon the approval of the South African Reserve Bank.

An extending letter was signed on March 24, 2022 to extend the terms of the agreement to June 30, 2022.

The acquisition of E-Square closed May 31, 2022.

University of Antelope Valley

UAV is a California-based, WASC accredited, U.S. university issuing degrees on campus and on-line. Per the terms of the agreement, Genius Group has already paid UAV US$7 million in cash and 1 million Genius Group ordinary shares (valued at US$6 million) as closing consideration. An amendment was signed on May 18, 2022 to adjust the closing date to June 30, 2022 as well as updating the ‘payment of top up consideration’ based on the performance of UAV over the 2022, 2023 and 2024 fiscal years. A further amendment was signed on June 30, 2022 to adjust the closing date to July 7, 2022.

The acquisition of UAV was closed on July 7, 2022.

NOTE 34 — EVENTS AFTER THE REPORTING PERIOD

Convertible Debt Obligations

Subsequent to December 31, 2020 and prior to the issuance of these financial statements, convertible debt obligations consisting of $161,500 of principal and $6,170 of accrued interest were converted into 13,307 shares of GeniusU Ltd pursuant to conversion offers extended by the Company.

Shares Issued for Cash

Subsequent to December 31, 2020 and prior to the issuance of these financial statements, GeniusU Ltd sold an aggregate non-controlling interest of 2.45% of GeniusU Ltd for gross proceeds of $2,652,577 and incurred aggregate issuance costs of $53,052.

Subsequent to December 31, 2020 and prior to the issuance of these financial statements, Entrepreneur Resorts Ltd commenced making offers for sale of shares. No shares have been issued as of the date of issuance of these financial statements.

Stock Split

On April 29, 2021, Genius Group Ltd effected a 6-for-1 stock split with respect to ordinary shares. Refer to Note 21 for more information on the retroactive effect of the share split on specific disclosures in these financial statements.

Stock-Based Compensation

Subsequent to December 31, 2020 and prior to the issuance of these financial statements, Genius Group Ltd agreed to issue an aggregate of 63,842 options for shares of common stock to key management and partners. The options vest at various stages over three years, subject to satisfaction of relevant conditions including continued employment.

Business Combinations

The Pre-IPO Group continues to make acquisitions to accelerate the revenue and profitability growth of the Group, to add valuable assets to the Group portfolio, and to fulfill management’s vision for the business — in terms of both positive impact on customers and shareholder value. The Pre-IPO Group believes that the acquisitions will further enhance the efficiency of the Group and will add value through synergies and leverage.

Subsequent to December 31, 2020, and prior to the issuance of these financial statements, the Pre-IPO Group executed definitive agreements to close the following business combinations upon the completion of the Pre-IPO Group’s initial public offering:

Genius Group Ltd.’s Pending Acquisition of Education Angels

On October 22, 2020, Genius Group Ltd signed a definitive agreement to acquire 100% of the voting equity interest of Education Angels in Home Childcare Limited for purchase consideration of NZ 3 million (approximately $2.0 million US dollars) of Genius Group Ltd ordinary shares. Education Angels delivers home educators and childcare for 0-5 year olds with creative thinking and play modules.

Genius Group Ltd.’s Pending Acquisition of E-Square

On November 28, 2020, Genius Group Ltd signed a definitive agreement to acquire 100% of the voting equity interest of E-Squared Education Enterprises (Pty) Ltd for purchase consideration of ZAR 10 million (approximately $654,000 US dollars) of Genius Group Ltd.’s ordinary shares. E-Square is a full campus with primary, secondary and college education for students in entrepreneurship.

Genius Group Ltd.’s Pending Acquisition of Property Investors Network

On November 30, 2020, Genius Group Ltd signed a definitive agreement to acquire 100% of the voting equity interest of Property Investors Network Ltd and Mastermind Principles Limited for purchase consideration equal to its December 31, 2019, annual revenue, of which 90% will be paid in Genius Group Ltd ordinary shares and 10% will be paid in cash. Property Investors Network is an investor education network with investor meetups held in 50 cities and on-line.

Genius Group Ltd.’s Pending Acquisition of the University of Antelope Valley

On March 22, 2021, Genius Group Ltd signed a definitive agreement to acquire 100% of the voting equity interest of University of Antelope Valley for $30 million of purchase consideration, including $6 million of Genius Group Ltd ordinary shares and $24 million of cash. The University of Antelope Valley is a California-based, WASC accredited, U.S. university issuing degrees on campus and on-line. An amendment was signed on March 24, 2022 to amend the consideration to $6.5 million in cash, $6 million in shares in Genius Group and $17.5 million in a note payable.